Bank Premises and Equipment	12 Months Ended
Dec. 31, 2023
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2023 and 2022 were as follows:

	Estimated
	useful lives				2023	2022

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$582,075	$571,665
Furniture, equipment and vehicles	1	-	20	years	325,855	307,990
Land					108,551	108,622
Less: accumulated depreciation					(579,387)	(556,665)
Bank premises and equipment, net					$437,094	$431,612